Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,189,830)	$ (2,840,943)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of vessels	2,117,645	2,134,474
Amortization of deferred charges	72,024	94,441
Equity loss in joint venture		185,714
Share-based compensation	40,461	68,417
Unrealized loss / (gain) on derivatives	(5,072)	129,661
Other investment income accrued		(341,571)
Gain on sale of vessel	(516,561)
Changes in operating assets and liabilities	567,577	943,895
Net cash provided by operating activities	86,244	374,088
Cash flows from investing activities:
Cash paid for vessels under construction and vessel acquisition	(4,478,371)	(22,425,803)
Proceeds from sale of vessels	5,137,010	1,549,603
Net cash(used in) /provided by investing activities	658,639	(20,876,200)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	549,495
Loan fees paid	(42,125)	(507,276)
Proceeds from long-term debt	10,862,500	28,300,000
Offering expenses paid	(126,029)
Repayment of related party loan	(2,000,000)
Repayment of long-term debt	(927,000)	(13,852,125)
Net cash provided by financing activities	8,316,841	13,940,599
Net (decrease) / increase in cash, cash equivalents and restricted cash	9,061,724	(6,561,513)
Cash, cash equivalents and restricted cash at beginning of period	9,348,099	19,182,379
Cash and cash equivalents and restricted cash at end of period	18,409,823	12,620,866
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of Cash Flows	$ 9,348,099	$ 19,182,379